CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	£ 0.0001	£ 0.0001
Common stock, shares authorized	55,000,000	55,000,000
Common stock, shares issued	32,315,698	32,315,698
Common stock, shares outstanding	32,315,698	32,315,698